Foreign Exchange Gain (Loss) - Schedule of Foreign Exchange Rates (Details)	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2020
Foreign exchange rates [abstract]
FX-rate	0.0116	0.0121	0.0106	0.0097	0.0117
Change of FX-rate during the period	(4.00%)	3.00%	9.00%	(16.00%)